Annual Total Returns - Prospectus #1	Oct. 31, 2020
Eaton Vance Government Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Government Opportunities Fund | Class A
Bar Chart Table:
2011	3.64%
2012	1.83%
2013	(1.53%)
2014	2.67%
2015	0.28%
2016	0.47%
2017	1.29%
2018	0.73%
2019	2.43%
2020	4.59%
Eaton Vance Short Duration Government Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Short Duration Government Income Fund | Class A
Bar Chart Table:
2011	1.21%
2012	3.48%
2013	(1.15%)
2014	2.47%
2015	1.15%
2016	1.21%
2017	1.56%
2018	2.00%
2019	1.72%
2020	2.53%